EQUITY (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Apr. 21, 2016	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000		100,000,000	100,000,000
Common stock, par value		$ 0.00001		$ 0.00001	$ 0.00001
Exercised and exchanged shares of common stock				1,270,000
Proceeds from issuance of common stock		$ 2,113,000			$ 63,578
Stock issued during period for cash, value		2,113,000
Tranche B Warrants [Member]
Class of Stock [Line Items]
Initial exercise price	$ 0.35
Tranche B Warrants [Member] | Warrant Exchange Agreement [Member]
Class of Stock [Line Items]
Initial exercise price	$ 1.10
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Exercised and exchanged shares of common stock	380,000
Common stock, price per share	$ 0.35
Initial conversion price				$ 0.75
Series B Preferred Stock [Member] | Tranche A Warrants [Member]
Class of Stock [Line Items]
Initial exercise price	0.35
Series B Preferred Stock [Member] | Tranche A Warrants [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Initial exercise price	1.00
Series B Preferred Stock [Member] | Tranche B Warrants [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Initial exercise price	1.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Initial conversion price				$ 1.00
Series A Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Initial exercise price	0.75
Initial conversion price	0.97
Series A Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Initial exercise price	0.35
Initial conversion price	$ 0.86
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock		$ 2,113,000
Stock issued during period for cash, shares		5,355,238
Stock issued during period for cash, value		$ 900,000